CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Income/(Loss), Net (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Other Income/ (Loss), net
Foreign exchange gains/(losses)	₽ 2,835	$ 38.4	₽ (1,294)	₽ 1,169
Other	(431)	(6.0)	94	(39)
Total other income/(loss), net	₽ 2,404	$ 32.4	₽ (1,200)	₽ 1,130